Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit for the year		$ 2,458			$ 2,458			$ 10	$ 2,468
Other comprehensive (loss) income		239				$ 239		(6)	233
Total comprehensive income (loss) from continuing operations		2,697			2,458	239		4	2,701
Total comprehensive (loss) income from discontinued US operations		(40)			(340)		$ 300	49	9
Total comprehensive income (loss) for the year		2,657			2,118	239	300	53	2,710
Dividends		(814)			(814)			(18)	(832)
Reserve movements in respect of share-based payments		89			89				89
Effect of transactions relating to non-controlling interests		(484)			(484)			1,014	530
New share capital subscribed		13	$ 1	$ 12					13
Movement in own shares in respect of share-based payment plans		(60)			(60)				(60)
Net increase (decrease) in equity		1,401	1	12	849	239	300	1,049	2,450
Balance at beginning of year at Dec. 31, 2019		19,477	172	2,625	13,575	893	2,212	192	19,669
Balance at end of year at Dec. 31, 2020		20,878	173	2,637	14,424	1,132	2,512	1,241	22,119
Reserves
Profit for the year		2,192			2,192			22	2,214
Other comprehensive (loss) income		85				(165)	250	(15)	70
Total comprehensive income (loss) from continuing operations		2,277			2,192	(165)	250	7	2,284
Total comprehensive (loss) income from discontinued US operations		(6,283)			(4,234)	463	(2,512)	(785)	(7,068)
Total comprehensive income (loss) for the year		(4,006)			(2,042)	298	(2,262)	(778)	(4,784)
Demerger dividend in specie of Jackson		(1,735)			(1,735)				(1,735)
Dividends		(421)			(421)			(9)	(430)
Reserve movements in respect of share-based payments		46			46				46
Effect of transactions relating to non-controlling interests	[1]	(32)			(32)			(278)	(310)
New share capital subscribed		2,382	9	2,373					2,382
Movement in own shares in respect of share-based payment plans		(24)			(24)				(24)
Net increase (decrease) in equity		(3,790)	9	2,373	(4,208)	298	(2,262)	(1,065)	(4,855)
Balance at end of year at Dec. 31, 2021		17,088	182	5,010	10,216	1,430	250	176	17,264
Reserves
Profit for the year		998			998			9	1,007
Other comprehensive (loss) income		(718)				(531)	(187)	(10)	(728)
Total comprehensive income (loss) from continuing operations									279
Total comprehensive income (loss) for the year		280			998	(531)	(187)	(1)	279
Dividends		(474)			(474)			(8)	(482)
Reserve movements in respect of share-based payments		24			24				24
Effect of transactions relating to non-controlling interests		49			49				49
New share capital subscribed		(4)		(4)					(4)
Movement in own shares in respect of share-based payment plans		(3)			(3)				(3)
Net increase (decrease) in equity		(128)		(4)	594	(531)	(187)	(9)	(137)
Balance at end of year at Dec. 31, 2022		$ 16,960	$ 182	$ 5,006	$ 10,810	$ 899	$ 63	$ 167	$ 17,127

[1]	The $(278) million in 2021 related to the derecognition of Athene’s non-controlling interest upon the demerger of Jackson.